Accounts Payable and Accrued Liabilities (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
Accounts payable and acrued liabilities	$ 2,421,705	$ 2,058,839	$ 1,583,228